Leases - Schedule of Quantitative Information Regarding Company’s Leases (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Lease expenses
Operating lease expenses	$ 150,278	$ 150,278	$ 601,113	$ 591,588
Short-term lease costs	15,000
Variable and other lease costs	2,325	8,828
Total lease cost	167,603	159,106	645,841	596,983
Cash paid for the amounts included in the measurement of lease liabilities for operating leases:
Operating cash flows	$ 143,085	$ 138,235	$ 557,703	$ 506,783
Weighted-average remaining lease term (in years):
Operating leases	8 years 4 months 20 days	9 years 2 months 23 days	8 years 7 months 2 days	9 years 6 months 10 days
Weighted-average discount rate:
Operating leases	6.30%	6.30%	6.30%	6.30%